Business Combinations - Additional Information (Detail) - 2017 Acquisitions [member] € in Thousands	1 Months Ended
Jan. 31, 2017 EUR (€) Store point_of_sales
Disclosure of detailed information about business combination [line items]
Proportion of acquisition	100.00%
Business acquisition	€ 4,123
Goodwill	€ 2,041
Number of stores acquired | Store	3
Number of point of sales acquired | point_of_sales	12